Tax (Details 2)	Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Cost of investments	$ 87,186,116
Unrealized appreciation	9,568
Unrealized depreciation	(39,373,377)
Net unrealized appreciation/(depreciation)	(29,804,857)
Undistributed ordinary income
Undistributed long term gains
Distributable earnings
Accumulated gain/(loss)	(3,644,927)
Total accumulated gain/(loss)	$ (33,449,784)